Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Disclosure of cash flow statement [Abstract]
Supplemental Cash Flow Information
24. SUPPLEMENTAL CASH FLOW INFORMATION

The following tables summarize other adjustments for non-cash income statement items, changes in operating working capital items and significant non-cash items:

Other operating activities	2021	2020
Adjustments for non-cash income statement items:
Net realizable value adjustment for inventories	$8,719	$(16,175)
Gains on derivatives (Note 8c)	(5,393)	(3,543)
Share-based compensation expense	5,128	3,024
Income from equity investees (Note 12)	(4,347)	(10,529)
Gains on sale of mineral properties, plant and equipment (Note 11)	(32,167)	(7,922)
Gains on warrants	—	(38)
	$(28,060)	$(35,183)
The following tables summarize other adjustments for non-cash income statement items, changes in operating working capital items and significant non-cash items:

Changes in non-cash operating working capital items:	2021	2020
Trade and other receivables	$(2,874)	$54,838
Inventories	(82,885)	(14,623)
Prepaid expenses	1,049	2,353
Accounts payable and accrued liabilities	18,086	56,816
Provisions	(4,445)	(2,402)
	$(71,069)	$96,982

Cash and Cash Equivalents	December 31, 2021	December 31, 2020
Cash in banks	$283,550	$167,113